Leases - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Text block [abstract]
Total cash outflow for leases	¥ 694	¥ 713	¥ 794